Interest Expense	12 Months Ended
Dec. 31, 2020
Interest Expense.
Interest Expense

(18) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2020, 2019 and 2018:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Interest cost capitalized	—	—	—	—
Interest cost charged to expense	8,490	1,301	8,892	9,766
	8,490	1,301	8,892	9,766

Interest expense in 2020 was lower than that in 2019, which was mainly due to decreased loans from related parties.